Provisions	6 Months Ended
Jul. 31, 2021
Provisions [abstract]
Provisions

12. Provisions

	31 July 2021 US $000’s	31 January 2021 US $000’s
Current:
Other provisions	53	66
Make good	-	557
	53	623

	31 July 2021 US $000’s	31 January 2021 US $000’s
Non-current:
Make good	-	868
	-	868

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

	Other provisions US $000’s	Make good US $000’s	Total US $000’s
Opening balance at 1 February 2021	66	1,425	1,491
Additional provisions recognised	53	-	53
Amounts used during the year	(53)	-	(53)
Reduction due to discontinued operations	(32)	(1,425)	(1,457)
Exchange differences	19	-	19
Balance at 31 July 2021	53	-	53

Opening balance at 1 August 2020	5,861	1,321	7,182
Additional provisions recognised	-	-	-
Amounts used during the year	(6,055)	(46)	(6,101)
Exchange differences	260	150	410
Balance at 31 January 2021	66	1,425	1,491

Make good

On April 30, 2021, the Group disposed of its New Zealand subsidiary Bendon Limited, and the entities controlled by Bendon Limited in a management buyout transaction. In accordance with certain lease agreements of the disposed subsidiary, there was an obligation to refurbish and restore the lease premises to a condition agreed with the landlord at the end of the lease term or as prescribed. As at January 31, 2021, the provision was calculated using a pre-tax discount rate of 2%.